Business Combination (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2022	Dec. 31, 2023
Business Combination [Line Items]
Goodwill arising from the acquisition		$ 1.0
Nature’s Miracle’s [Member]
Business Combination [Line Items]
Business combination acquired percentage	100.00%
Common Stock [Member]
Business Combination [Line Items]
Shares issued	6,459,019
Nature’s Miracle’s [Member] | Common Stock [Member]
Business Combination [Line Items]
Shares issued	6,844,000